Schedule of reconciliation of income before income tax expense (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Income Tax Disclosure [Abstract]
Income (loss) before income tax	$ (638)	$ (5,003)	$ (3,826)
Provision for income taxes at Hong Kong profits tax rates of 16.5%		(825)	(631)
Effect of different tax rates available to different jurisdictions		(136)	(128)
Non-deductible expenses and non-taxable income, net
Under provision from prior year
Tax loss impaired		961	759
Income tax expense